Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 20: Subsequent Events

In January 2014, the Company announced that it intends to explore strategic alternatives for the Centrifugal Compression business, a division of the PCS segment, to further enhance the Company’s focus on its core businesses.  The Centrifugal Compression division, which had revenues of approximately $398 million for the year ended December 31, 2013, will continue to be reported in the Company’s continuing operations while the Company is exploring the various strategic alternatives for this business.